RIGHT-OF-USE ASSET / (LEASE LIABILITIES) (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The statement of financial position shows the following amounts relating to leases:

	2023	2022
	A$	A$
Right-of-use assets
Right-of-use assets	509,553	647,150

Lease Liabilities
Lease liabilities - Current	(303,570)	(264,130)
Lease liabilities - Non-Current	(229,276)	(388,396)
Total	(532,846)	(652,526)

SCHEDULE OF EXPENSES RELATING TO LEASES

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2023	2022
	A$	A$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	296,174	235,241
Interest expense (included in finance costs)	29,515	15,215

Low value leases	32,094	26,408